Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
THE SHERWIN-WILLIAMS COMPANY 401(K) PLAN
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025
EIN: 34-0526850
PLAN NUMBER: 001

		(c)
	(b)	Description of Investment Including
	Identity of Issue, Borrower,	Maturity Date, Rate of Interest, Collateral,	(d)	(e)
(a)	Lessor or Similar Party	Par or Maturity Value	Cost	Current Value
Common Stock
*	The Sherwin-Williams Company	Company Stock Fund (14,886,577 shares)	**	$4,823,725,214

Mutual Funds
	Vanguard Group, Inc.	Vanguard FTSE All-World ex-US Index Fund Institutional Plus Shares	**	194,930,150
	Vanguard Group, Inc.	Vanguard Wellington Fund Admiral Shares	**	75,156,065
*	Fidelity Investments	Fidelity® Puritan® Fund	**	74,795,290
*	Fidelity Investments	Fidelity® International Capital Appreciation Fund	**	56,673,122
	Vanguard Group, Inc.	Vanguard Wellesley® Income Fund Admiral™ Shares	**	32,506,697
*	Fidelity Investments	Fidelity® Large Cap Value Index Fund	**	29,892,686
	Vanguard Group, Inc.	Vanguard Inflation-Protected Securities Fund Institutional Shares	**	26,981,513
*	Fidelity Investments	Fidelity® Limited Term Government Fund	**	26,375,249
	PIMCO Investments LLC	PIMCO Low Duration Fund Institutional Class	**	19,448,474
	PIMCO Investments LLC	PIMCO All Asset Fund Institutional Class	**	4,607,232

Collective Trust Funds
*	Fidelity Management Trust Company	Fidelity® Contrafund® Commingled Pool	**	607,768,366
	Vanguard Group, Inc.	Vanguard Institutional 500 Index Trust	**	563,940,015
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2035 Fund	**	405,521,046
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2030 Fund	**	404,981,825
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2040 Fund	**	388,419,607
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2050 Fund	**	360,753,544
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2045 Fund	**	350,322,096
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2055 Fund	**	317,018,815
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2025 Fund	**	250,629,547
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2060 Fund	**	213,651,400
	Vanguard Group, Inc.	Vanguard Institutional Total Bond Market Index Trust	**	156,901,038
*	Fidelity Management Trust Company	Managed Income Portfolio II Class 3	**	128,056,855
*	Fidelity Management Trust Company	Fidelity® Mid-Cap Stock Commingled Pool	**	126,407,801
	Wellington Trust Company	WTC-CIF II Small Cap Opportunities Portfolio	**	104,276,632
*	Fidelity Management Trust Company	Fidelity® Low-Priced Stock Commingled Pool	**	78,967,212
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2065 Fund	**	78,537,433
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2020 Fund	**	70,932,206
	Invesco Trust Company	Invesco Core Plus Fixed Income Fund	**	53,444,439
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2015 Fund	**	27,126,265
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2010 Fund	**	8,288,085
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2005 Fund	**	7,849,107
	T. Rowe Price Trust Company	T. Rowe Price Retirement 2070 Fund	**	6,089,259

Other
*	Fidelity Investments	Fidelity® Money Market Government Portfolio	**	129,354,517
*	Participant Loans	Notes Receivable from participants with maturity dates through 2036 and interest rates ranging from of 3.25% to 10.5%	**	108,857,803

				$10,313,186,605

*	Represents a party-in-interest
**	Cost information is not required for participant-directed investments